Initial Public Offering	4 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
dMY TECHNOLOGY GROUP, INC. III [Member]
Initial Public Offering
Note 3 — Initial Public Offering
On November 17, 2020, the Company consummated its Initial Public Offering of 30,000,000 Units, including the 2,500,000 Over-Allotment Units, at $10.00 per Unit, generating gross proceeds of $
300.0
0
million, and incurring offering costs of approximately $17.0 million, inclusive of $10.50 million in deferred underwriting commissions.
Each Unit consists of one share of Class A common stock,
and one-fourth of
one redeemable warrant (each, a “Public Warrant”). Each Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 6).

Note 3 — Initial Public Offering
On November 17, 2020, the Company consummated its Initial Public Offering of 30,000,000 Units, including the 2,500,000 Over-Allotment Units, at $10.00 per Unit, generating gross proceeds of $300.0 million, and incurring offering costs of approximately $17.0 million, inclusive of $10.5 million in deferred underwriting commissions.
Each Unit consists of one share of Class A common stock, and one-fourth
of one redeemable warrant (each, a “Public Warrant”). Each Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 6).